OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	March 31, 2023	March 31, 2024
	RMB	RMB

Loans recognized as a result of payments under guarantees	10,337	7,995
Less: provision for credit losses	(10,337)	(7,995)
	-	-

Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	March 31, 2023	March 31, 2024
	RMB	RMB

Rental and other deposits	26,418	25,681
Staff advance	13,890	15,138
Others	1,578	-
	41,886	40,819
Less: provision for credit losses	(26,541)	(22,739)
	15,345	18,080

SCHEDULE OF PROVISION FOR CREDIT LOSS

The movement of the provision for credit loss for the fiscal years ended March 31, 2022, 2023 and 2024 was as follows:

	For the fiscal years ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Beginning balance of the period	(20,980)	(30,251)	(26,541)
Additions	(3,494)	(12,400)	-
Write-offs	679	16,110	3,802
Reclassified from amounts due from related parties	(6,456)	-	-
Ending balance of the period	(30,251)	(26,541)	(22,739)